SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7399	0.7365	0.7279
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1426	0.1371	0.1406
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1287	0.1277	0.1274
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7352	0.7416	0.7830
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1391	0.1419	0.1527
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1280	0.1277	0.1279